UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
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Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Metalmark Capital LLC
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Address:  1177 Avenue of Americas
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          40th Floor
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          New York, NY 10036
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Form 13F File Number:   28-11921
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Clifford
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Title:  Chief Financial Officer
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Phone:  (212) 823-1900
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Signature, Place, and Date of Signing:

/s/ Kenneth F. Clifford         New York, New York      August 15, 2011
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       [Signature]                 [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
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Form 13F Information Table Entry Total: 2
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Form 13F Information Table Value Total: $61,678
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                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F   File Number     Name
  01      28-        06238           MSCP III, LLC
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  02      28-        11922           Morgan Stanley Capital Partners III, Inc.
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  03      28-        11353           MSDW Capital Partners IV, LLC
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  04      28-        11355           MSDW Capital Partners IV, Inc.
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                                                         FORM 13F INFORMATION TABLE


COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5                 COLUMN 6    COLUMN 7        COLUMN 8
                                                VALUE      SHRS OR     SH/  PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP     (X$1000)     PRN AMT    PRN  CALL    DISCRETION   MANAGERS    SOLE    SHARED  NONE
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ENERSYS HOLDINGS INC    COMMON    29275Y102     $  1,704        49,502  SH           DEFINED      03, 04             49,502
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UNION DRILLING INC      COMMON    90653P105     $ 59,974     5,828,349  SH           DEFINED      01, 02           5,828,349
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